COMMITMENTS AND CONTINGENCIES (TABLES)	12 Months Ended
Mar. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Schedule Of Future Minimum Rental Payments For Operating Leases [Table Text Block]
As of March 31, 2014, the Group is committed under operating leases requiring minimum lease payments as follows:
$
Year ending March 31,
2015	886
2016	798
2017	707

2,391